Material Related Party Transactions - Details of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Receivables	¥ 73		¥ 90	[1]
Accrued expenses	2,590		3,154
Lease liabilities	134,074	¥ 120,377	72,221
Prepayments of acquisition of long-term assets	513		227
Payables	170		127	[1]
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	18		51
Accrued expenses	55		62
Lease liabilities	23,734		0
Prepayments of acquisition of long-term assets	160		80
Payables	116		49
Obligations under finance leases	0		13,360
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables	35		22
Accrued expenses	169		139
Prepayments of acquisition of long-term assets	353		147
Payables	1		12
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	20		17
Accrued expenses	2,092		2,320
Payables	53		63
Other related companies [member]
Disclosure of transactions between related parties [line items]
Accrued expenses	274		633
Payables	¥ 0		¥ 3

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).